UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 520 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $172,483 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104  759.541    79700 SH       SOLE                    79700        0        0
AMERICAN EXPRESS CO            CALL             025816909   1588.6     1620 SH  CALL SOLE                     1120        0        0
ARK RESTAURANTS CP           COM              040712101 3697   130687 SH       SOLE                   130687        0        0
BENIHANA INC                   CL A             082047200 5631   244412 SH       SOLE                   244412        0        0
BENIHANA INC                   COM              082047101 1745    76053 SH       SOLE                    76053        0        0
CACHE INC                      COM NEW          127150308 17966  1037330 SH       SOLE                  1037330        0        0
CELEBRATE EXPRESS INC          COM              15100A104    175    13000 SH       SOLE                    13000        0        0
CHIPMOS TECH BERMUDA LTD       SHS              G2110R106 24718 4261828 SH       SOLE                  4261828        0        0
COMSTOCK HOMEBUILDING COS IN   CL A             205684103 3971.4   281462 SH       SOLE                   281462        0        0
DESIGN WITHIN REACH INC        COM              250557105  962.9   181690 SH       SOLE                   181690        0        0
DOMINION HOMES INC             COM              257386102  487.3    45800 SH       SOLE                    45800        0        0
GREENFIELD ONLINE INC          COM              395150105  4286.5   731500 SH       SOLE                   731500        0        0
INVESTOOLS INC                 COM              46145P103  24008.4  4446000 SH       SOLE                  4446000        0        0
KRISPY KREME DOUGHNUTS INC     PUT              501014954    257.4     1430 SH  PUTS SOLE                     1430        0        0
LEAR CORP                      COM              521865105 16028.6   563200 SH       SOLE                   563200        0        0
LEVITT CORP                    CL A             52742P108 4948.2   217600 SH       SOLE                   217600        0        0
M D C HLDGS INC                COM              552676108  6074.0    98000 SH       SOLE                    98000        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207 1689.7    53728 SH       SOLE                    53728        0        0
NETFLIX COM INC                COM              64110L106 15619.4   577215 SH       SOLE                   577215        0        0
PHH CORP                       COM NEW          693320202  3054.1   109000 SH       SOLE                   109000        0        0
PHOTOMEDEX INC                 COM              719358103  547.3   318200 SH       SOLE                   318200        0        0
PLANETOUT INC                  COM              727058109 11418.5  1315500 SH       SOLE                  1315500        0        0
STAR GAS PARTNERS L P          UNIT LTD PARTNR  85512C105   84.8    45600 SH       SOLE                    45600        0        0
TARRAGON CORP                  COM              876287103 12241.7   593684 SH       SOLE                   593684        0        0
UNIVERSAL STAINLESS & ALLOY    COM              913837100  6706.4   447094 SH       SOLE                   447094        0        0
VIACOM INC                     CL B             925524308   1234.5    30000 SH       SOLE                    30000        0        0
ZIPREALTY INC                  COM              98974V107 2578.1   306197 SH       SOLE                   306197        0        0